PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		$ 59,065		$ 26,068	$ 120
Additions		58,595	[1],[2]	33,010	4,676
Disposals		(24)
Amended acquisition consideration					6,000
Depreciation charges	[3]	(1,524)		(13)	(21)
Transfer from exploration and evaluation assets					15,293
Impairment charges		(545)	[4]	0	0
Net book value, ending balance		115,567		59,065	26,068
At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		59,183		26,173
Net book value, ending balance		117,656		59,183	26,173
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		(118)		(105)
Net book value, ending balance		(2,089)		(118)	(105)
Mine Development Properties [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		42,096		25,969	0
Additions		20,966	[1],[2]	16,127	4,676
Disposals		0
Amended acquisition consideration					6,000
Depreciation charges	[3]	0		0	0
Transfer from exploration and evaluation assets					15,293
Impairment charges	[4]	0
Net book value, ending balance		63,062		42,096	25,969
Mine Development Properties [Member] | Poplar Grove Mine [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Borrowing costs		3,220		0
Mine operating costs		3,413		0
Mine Development Properties [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		42,096		25,969
Net book value, ending balance		63,062		42,096	25,969
Mine Development Properties [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		0		0
Net book value, ending balance		0		0	0
Mine Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		16,883		0	0
Additions		37,617	[1],[2]	16,883	0
Disposals		0
Amended acquisition consideration					0
Depreciation charges	[3]	(1,521)		0	0
Transfer from exploration and evaluation assets					0
Impairment charges	[4]	(545)
Net book value, ending balance		52,434		16,883	0
Mine Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		16,883		0
Net book value, ending balance		54,500		16,883	0
Mine Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		0		0
Net book value, ending balance		(2,066)		0	0
Other Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		86		99	120
Additions		12	[1],[2]	0	0
Disposals		(24)
Amended acquisition consideration					0
Depreciation charges	[3]	(3)		(13)	(21)
Transfer from exploration and evaluation assets					0
Impairment charges	[4]	0
Net book value, ending balance		71		86	99
Other Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		204		204
Net book value, ending balance		94		204	204
Other Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		(118)		(105)
Net book value, ending balance		$ (23)		$ (118)	$ (105)

[1]	Borrowing costs amounting to approximately US$3,220,000 (June 30, 2018: nil), relating to the Poplar Grove Mine incurred prior to the commencement of 'commercial production', have been capitalized under 'mine development properties'. Refer to Note 1(h) for further details.
[2]	Mine operating costs, net of proceeds from coal sales, amounting to approximately US$3,413,000 (June 30, 2018: nil), relating to the Poplar Grove mine incurred prior to the commencement of 'commercial production', have been capitalized under 'mine development properties'. Refer to Note 1(h) for further details.
[3]	No depreciation is recognized in respect of 'mine development properties' until 'commercial production' has been achieved. At June 30, 2019, the Group determined that 'commercial production' at the Poplar Grove Mine had not yet been reached. Refer to Note 1(h) for further details. Depreciation of 'mine plant and equipment' and 'other plant and equipment' commences once the relevant asset is ready for intended use.
[4]	An impairment loss of approximately US$545,000 has been recognized in respect of 'mine plant and equipment' for fiscal 2019, relating to storm damage to the raw and clean coal radial stackers. The repair and rebuild costs are expected to be covered under existing insurance arrangements.